Note 8 - Goodwill and Other Intangible Assets (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Dec. 01, 2014
Amortization of Intangible Assets	¥ 380,495	¥ 388,014
Goodwill, Impairment Loss	0	0	¥ 0
Goodwill	6,169,609	6,169,609	¥ 6,169,609
RYUKOSHA [Member]
Goodwill				¥ 199,658
Trademarks [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	¥ 81,000	¥ 11,000
Weighted Average [Member]
Finite-Lived Intangible Asset, Useful Life	16 years 73 days